Expense Example	Nov. 09, 2026 USD ($)
Leverage Shares Samsung Group ETF | Leverage Shares Samsung Group ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
Leverage Shares Hyundai Group ETF | Leverage Shares Hyundai Group ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Leverage Shares SK Group ETF | Leverage Shares SK Group ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	$ 176